Quarterly Holdings Report
for

Fidelity® Series Canada Fund

July 31, 2019

SAD-QTLY-0919
1.9883885.101

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.4%
TELUS Corp.	1,202,700	$43,230,859
Media - 0.8%
Cogeco Communications, Inc.	183,700	14,507,540
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	674,900	35,033,641

TOTAL COMMUNICATION SERVICES		92,772,040

CONSUMER DISCRETIONARY - 4.3%
Hotels, Restaurants & Leisure - 0.3%
Recipe Unlimited Corp.	284,100	5,784,033
Leisure Products - 1.4%
BRP, Inc.	371,600	13,089,623
Spin Master Corp. (a)(b)	409,300	11,629,603
		24,719,226
Multiline Retail - 2.6%
Dollarama, Inc.	1,258,800	46,639,885

TOTAL CONSUMER DISCRETIONARY		77,143,144

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 7.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,295,600	79,416,609
George Weston Ltd.	508,500	40,216,116
North West Co., Inc.	518,700	11,872,956
		131,505,681
ENERGY - 17.7%
Energy Equipment & Services - 0.1%
Computer Modelling Group Ltd.	357,400	1,776,439
Oil, Gas & Consumable Fuels - 17.6%
ARC Resources Ltd. (c)	1,418,700	7,255,815
Canadian Natural Resources Ltd.	2,952,500	74,785,630
Cenovus Energy, Inc. (Canada)	2,096,500	19,490,874
Enbridge, Inc.	2,076,200	69,343,003
Pinnacle Renewable Energy, Inc.	674,053	5,188,952
PrairieSky Royalty Ltd. (c)	4,017,600	53,819,645
Suncor Energy, Inc.	2,896,900	83,122,900
		313,006,819

TOTAL ENERGY		314,783,258

FINANCIALS - 36.2%
Banks - 25.3%
Bank of Montreal (c)	985,000	73,736,930
Bank of Nova Scotia	1,655,300	88,371,297
Canadian Imperial Bank of Commerce	226,100	17,787,516
Royal Bank of Canada	1,118,600	88,331,938
The Toronto-Dominion Bank	3,123,100	182,563,391
		450,791,072
Capital Markets - 1.0%
IGM Financial, Inc.	625,900	17,290,736
Insurance - 9.9%
Intact Financial Corp.	578,400	53,913,296
Power Corp. of Canada (sub. vtg.)	2,011,400	42,642,046
Sun Life Financial, Inc.	1,942,700	80,722,585
		177,277,927

TOTAL FINANCIALS		645,359,735

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Jamieson Wellness, Inc.	136,800	2,137,306
INDUSTRIALS - 11.6%
Aerospace & Defense - 0.7%
CAE, Inc.	464,000	12,512,320
Professional Services - 2.1%
Thomson Reuters Corp.	558,700	37,523,237
Road & Rail - 8.8%
Canadian National Railway Co.	673,100	63,709,389
Canadian Pacific Railway Ltd.	386,400	92,255,269
		155,964,658

TOTAL INDUSTRIALS		206,000,215

INFORMATION TECHNOLOGY - 5.5%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	454,900	35,011,928
Software - 3.5%
Constellation Software, Inc.	34,000	32,348,432
Open Text Corp.	717,100	30,584,603
		62,933,035

TOTAL INFORMATION TECHNOLOGY		97,944,963

MATERIALS - 10.1%
Chemicals - 3.9%
Nutrien Ltd.	1,267,878	69,513,299
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B	455,800	22,793,454
Metals & Mining - 4.6%
Franco-Nevada Corp.	473,600	41,159,206
Lundin Mining Corp.	2,594,800	12,563,094
OceanaGold Corp.	691,200	1,874,902
Wheaton Precious Metals Corp.	1,037,400	27,117,972
		82,715,174
Paper & Forest Products - 0.3%
Western Forest Products, Inc.	5,162,900	5,554,870

TOTAL MATERIALS		180,576,797

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Allied Properties (REIT)	277,700	10,295,394
TOTAL COMMON STOCKS
(Cost $1,671,463,904)		1,758,518,533

Money Market Funds - 8.3%
Fidelity Cash Central Fund 2.43% (d)	23,584,809	23,589,526
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	125,231,352	125,243,875
TOTAL MONEY MARKET FUNDS
(Cost $148,832,541)		148,833,401
TOTAL INVESTMENT IN SECURITIES - 107.0%
(Cost $1,820,296,445)		1,907,351,934
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(125,540,218)
NET ASSETS - 100%		$1,781,811,716

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,629,603 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$343,672
Fidelity Securities Lending Cash Central Fund	271,943
Total	$615,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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